Trading Account Profits and Losses [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Net Trading Gains (Losses) [Table Text Block]

	2017	2018	2019
	(in millions)
Interest rate and other derivative contracts	¥(325,007)	¥(226,788)	¥(24,031)
Trading account securities, excluding derivatives	(314,177)	153,674	192,931

Trading account profits (losses)—net	(639,184)	(73,114)	168,900
Foreign exchange derivative contracts(1)	(183,159)	(159,986)	(354,401)

Net trading losses	¥(822,343)	¥(233,100)	¥(185,501)

Note:

(1)	Losses on foreign exchange derivative contracts are included in Foreign exchange losses—net in the accompanying consolidated statements of income. Foreign exchange losses—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains other than derivative contracts and foreign exchange losses related to the fair value option.